OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other assets [Abstract]
Schedule of Other Assets
	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Finance lease receivables (see Note 18)	403	476
Other assets	82	82

	485	558